UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06526
Boston Trust & Walden Funds

(Exact name of registrant as specified in charter)
One Beacon Street, Boston MA	02108

(Address of principal executive offices)	(Zip code)
4400 Easton Commons, Suite 200, Columbus, OH		43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-282-8782

Date of fiscal year end: December 31
Date of reporting period: March 31, 2018

Item 1. Schedule of Investments.

Schedule of Portfolio Investments	Boston Trust Asset Management Fund
March 31, 2018 (Unaudited)

COMMON STOCKS (77.7%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (7.4%)
Autoliv, Inc.	25,000	3,648,500
Comcast Corp., Class A	300,000	10,251,000
NIKE, Inc., Class B	115,000	7,640,600
Omnicom Group, Inc.	50,000	3,633,500
Ross Stores, Inc.	30,000	2,339,400
Starbucks Corp.	135,000	7,815,150

		35,328,150

Consumer Staples (6.5%)
Church & Dwight Co., Inc.	75,000	3,777,000
Colgate-Palmolive Co.	10,000	716,800
Costco Wholesale Corp.	45,000	8,479,350
Diageo PLC, Sponsored ADR	30,000	4,062,600
McCormick & Co., Inc.	25,000	2,659,750
PepsiCo, Inc.	40,000	4,366,000
Procter & Gamble Co.	30,000	2,378,400
Reckitt Benckiser Group PLC, Sponsored ADR	75,000	1,262,250
Sysco Corp.	35,000	2,098,600
The Hershey Co.	10,000	989,600

		30,790,350

Energy (2.8%)
Chevron Corp.	25,000	2,851,000
ConocoPhillips	50,000	2,964,500
Exxon Mobil Corp.	75,000	5,595,750
Schlumberger Ltd.	30,000	1,943,400

		13,354,650

Financials (16.4%)
American Express Co.	50,000	4,664,000
BB&T Corp.	100,000	5,204,000
Berkshire Hathaway, Inc., Class B (a)	65,000	12,966,200
Chubb Ltd.	45,000	6,154,650
Cincinnati Financial Corp.	60,000	4,455,600
Comerica, Inc.	30,000	2,877,900
Commerce Bancshares, Inc.	31,906	1,911,488
JPMorgan Chase & Co.	100,000	10,997,000
M&T Bank Corp.	10,000	1,843,600
Marsh & McLennan Cos., Inc.	10,000	825,900
Northern Trust Corp.	50,000	5,156,500
PNC Financial Services Group, Inc.	45,000	6,805,800
State Street Corp.	40,000	3,989,200
T. Rowe Price Group, Inc.	40,000	4,318,800
U.S. Bancorp	125,000	6,312,500

		78,483,138

Health Care (11.3%)
Becton, Dickinson & Co.	60,000	13,002,000
Dentsply Sirona, Inc.	50,000	2,515,500
Edwards Lifesciences Corp. (a)	45,000	6,278,400
Henry Schein, Inc. (a)	50,000	3,360,500
Johnson & Johnson, Inc.	55,000	7,048,250
Medtronic PLC	20,000	1,604,400
Merck & Co., Inc.	40,000	2,178,800
Mettler-Toledo International, Inc. (a)	7,500	4,312,725
Stryker Corp.	25,000	4,023,000
UnitedHealth Group, Inc.	32,500	6,955,000
Varian Medical Systems, Inc. (a)	20,000	2,453,000

		53,731,575

Industrials (9.9%)
3M Co.	37,500	8,232,000
Donaldson Co., Inc.	50,000	2,252,500
Emerson Electric Co.	25,000	1,707,500
Honeywell International, Inc.	30,000	4,335,300
Hubbell, Inc.	40,000	4,871,200
Illinois Tool Works, Inc.	50,000	7,833,000
Rockwell Collins, Inc.	10,000	1,348,500
Union Pacific Corp.	50,000	6,721,500
United Parcel Service, Inc., Class B	55,000	5,756,300
W.W. Grainger, Inc.	15,000	4,234,050

		47,291,850

Information Technology (18.9%)
Accenture PLC, Class A	70,000	10,745,000
Alphabet, Inc., Class A (a)	2,000	2,074,280
Alphabet, Inc., Class C (a)	15,000	15,476,850
Apple, Inc.	100,000	16,778,000
Automatic Data Processing, Inc.	70,000	7,943,600
Cisco Systems, Inc.	175,000	7,505,750
Microsoft Corp.	155,000	14,146,850
Oracle Corp.	150,000	6,862,500
Visa, Inc., Class A	75,000	8,971,500

		90,504,330

Materials (2.8%)
Air Products & Chemicals, Inc.	20,000	3,180,600
AptarGroup, Inc.	30,000	2,694,900
PPG Industries, Inc.	65,000	7,254,000

		13,129,500

Utilities (1.7%)
Consolidated Edison, Inc.	45,000	3,507,300
Eversource Energy	75,000	4,419,000

		7,926,300

TOTAL COMMON STOCKS (Cost $192,689,080)		370,539,843

CORPORATE BONDS (3.0%)
	Shares or
	Principal
Security Description	Amount($)	Fair Value ($)

Financials (1.7%)
American Express Co., 2.65%, 12/2/22	1,926,000	1,865,312
Berkshire Hathaway, Inc., 3.13%,
3/15/26, Callable 12/15/25 @ 100	2,000,000	1,951,391
John Deere Capital Corp., 5.35%, 4/3/18, MTN	1,000,000	1,000,000
JPMorgan Chase & Co., 3.90%, 7/15/25,
Callable 4/15/25 @ 100	1,000,000	1,009,036
National Rural Utilities Cooperative
Finance Corp., 10.38%, 11/1/18	500,000	522,350
Wells Fargo & Co., 3.55%, 9/29/25, MTN	2,000,000	1,965,298

		8,313,387

Health Care (0.2%)
Becton, Dickinson & Co., 3.13%, 11/8/21	1,000,000	984,774

Information Technology (1.1%)
Apple, Inc., 3.25%, 2/23/26, Callable 11/23/25 @ 100	2,500,000	2,467,398
Oracle Corp., 5.75%, 4/15/18	750,000	750,702
Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	2,000,000	1,963,592

		5,181,692

TOTAL CORPORATE BONDS (Cost $14,770,533)		14,479,853

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Boston Trust Asset Management Fund
March 31, 2018 (Unaudited)

MUNICIPAL BONDS (1.1%)
	Shares or
	Principal
Security Description	Amount($)	Fair Value ($)

Illinois (0.1%):
Illinois State, GO, 5.00%, 4/1/24, Continuously Callable @ 100	500,000	500,685

Massachusetts (0.7%):
Massachusetts State, Series E, GO,
4.00%, 9/1/37, Callable 9/1/25 @ 100	1,000,000	1,045,000
Massachusetts State, Series E, GO,
5.00%, 7/1/38, Callable 7/1/26 @ 100	260,000	298,537
Massachusetts State Development
Finance Agency Revenue, Series R-2,
5.00%, 7/1/28, Callable 7/1/20 @ 100	460,000	491,593
Massachusetts State Health &
Educational Facilities Authority Revenue,
Series A, 5.00%, 12/15/26, Prerefunded 12/15/19 @100	1,500,000	1,583,864

		3,418,994

Washington (0.1%):
Washington State, Series C, GO, 5.00%,
2/1/26, Prerefunded 2/1/19 @100	250,000	257,083

Wisconsin (0.2%):
Wisconsin State, Series C, GO, 5.00%,
5/1/25, Prerefunded 5/1/18 @100	200,000	200,548
Wisconsin State, Series D, GO, 5.50%,
5/1/26, Prerefunded 5/1/18 @100	750,000	752,348

		952,896

TOTAL MUNICIPAL BONDS (Cost $5,293,651)		5,129,658

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (16.8%)
	Shares or
	Principal
Security Description	Amount($)	Fair Value ($)

Federal Farm Credit Bank
2.63%, 8/12/19	10,000,000	10,057,680
2.85%, 3/2/28	2,000,000	1,960,912
2.95%, 1/27/25	2,000,000	2,017,652
3.14%, 12/5/29	2,500,000	2,485,255
3.39%, 2/1/28	2,000,000	2,053,242
3.85%, 12/26/25	2,770,000	2,952,756

		21,527,497

Federal Home Loan Bank
2.38%, 3/13/26	6,000,000	5,719,194
2.50%, 12/10/27	1,500,000	1,422,261
2.63%, 6/11/27	1,500,000	1,455,390
2.88%, 9/13/24	2,500,000	2,516,915
3.50%, 9/24/29	2,000,000	2,063,168

		13,176,928

U.S. Treasury Bills
1.72%, 7/19/18	7,500,000	7,460,868
1.87%, 9/20/18	8,000,000	7,928,893

		15,389,761

U.S. Treasury Note
2.75%, 2/15/24	30,000,000	30,197,461

TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT
AGENCY OBLIGATIONS (Cost $81,249,607)		80,291,647

INVESTMENT COMPANIES (2.0%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 1.57%(b)	9,499,576	9,499,576

TOTAL INVESTMENT COMPANIES (Cost $9,499,576)		9,499,576

Total Investments (Cost $303,502,447) — 100.6%		479,940,577
Liabilities in excess of other assets — (0.6)%		(2,661,152)

NET ASSETS — 100.0%		$477,279,425

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2018.

ADR	American Depositary Receipt
GO	General Obligation
MTN	Medium Term Note

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Boston Trust Equity Fund
March 31, 2018 (Unaudited)

COMMON STOCKS (99.1%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (8.9%)
Autoliv, Inc.	10,000	1,459,400
Comcast Corp., Class A	100,000	3,417,000
NIKE, Inc., Class B	30,000	1,993,200
Omnicom Group, Inc.	15,000	1,090,050
Ross Stores, Inc.	10,000	779,800
Starbucks Corp.	50,000	2,894,500

		11,633,950

Consumer Staples (8.8%)
Church & Dwight Co., Inc.	25,000	1,259,000
Colgate-Palmolive Co.	2,500	179,200
Costco Wholesale Corp.	17,000	3,203,310
Diageo PLC, Sponsored ADR	7,500	1,015,650
McCormick & Co., Inc.	7,000	744,730
PepsiCo, Inc.	10,000	1,091,500
Procter & Gamble Co.	12,500	991,000
Reckitt Benckiser Group PLC, Sponsored ADR	50,000	841,500
Sysco Corp.	25,000	1,499,000
The Hershey Co.	7,500	742,200

		11,567,090

Energy (3.3%)
Chevron Corp.	12,500	1,425,500
ConocoPhillips	10,000	592,900
Exxon Mobil Corp.	22,500	1,678,725
Schlumberger Ltd.	10,000	647,800

		4,344,925

Financials (21.5%)
American Express Co.	25,000	2,332,000
BB&T Corp.	30,000	1,561,200
Berkshire Hathaway, Inc., Class B (a)	20,000	3,989,600
Chubb Ltd.	15,000	2,051,550
Cincinnati Financial Corp.	27,500	2,042,150
Commerce Bancshares, Inc.	9,570	573,339
JPMorgan Chase & Co.	37,500	4,123,875
M&T Bank Corp.	5,000	921,800
Northern Trust Corp.	15,000	1,546,950
PNC Financial Services Group, Inc.	20,000	3,024,800
State Street Corp.	20,000	1,994,600
T. Rowe Price Group, Inc.	15,000	1,619,550
U.S. Bancorp	45,000	2,272,500

		28,053,914

Health Care (13.7%)
Becton, Dickinson & Co.	16,000	3,467,200
Dentsply Sirona, Inc.	25,000	1,257,750
Edwards Lifesciences Corp. (a)	7,500	1,046,400
Henry Schein, Inc. (a)	15,000	1,008,150
Johnson & Johnson, Inc.	22,500	2,883,375
Medtronic PLC	10,000	802,200
Merck & Co., Inc.	15,000	817,050
Mettler-Toledo International, Inc. (a)	1,500	862,545
Stryker Corp.	12,000	1,931,040
UnitedHealth Group, Inc.	14,000	2,996,000
Varian Medical Systems, Inc. (a)	7,500	919,875

		17,991,585

Industrials (13.2%)
3M Co.	15,000	3,292,800
Deere & Co.	7,500	1,164,900
Donaldson Co., Inc.	10,000	450,500
Honeywell International, Inc.	12,000	1,734,120
Hubbell, Inc.	14,000	1,704,920
Illinois Tool Works, Inc.	15,000	2,349,900
Union Pacific Corp.	22,500	3,024,675
United Parcel Service, Inc., Class B	15,000	1,569,900
W.W. Grainger, Inc.	7,000	1,975,890

		17,267,605

Information Technology (24.5%)
Accenture PLC, Class A	25,000	3,837,500
Alphabet, Inc., Class A (a)	750	777,855
Alphabet, Inc., Class C (a)	5,500	5,674,845
Apple, Inc.	35,000	5,872,300
Automatic Data Processing, Inc.	20,000	2,269,600
Cisco Systems, Inc.	50,000	2,144,500
Microsoft Corp.	55,000	5,019,850
Oracle Corp.	55,000	2,516,250
Visa, Inc., Class A	32,500	3,887,650

		32,000,350

Materials (3.2%)
Air Products & Chemicals, Inc.	7,000	1,113,210
AptarGroup, Inc.	10,000	898,300
PPG Industries, Inc.	20,000	2,232,000

		4,243,510

Utilities (2.0%)
Consolidated Edison, Inc.	15,000	1,169,100
Eversource Energy	25,000	1,473,000

		2,642,100

TOTAL COMMON STOCKS (Cost $65,813,285)		129,745,029

INVESTMENT COMPANIES (0.9%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 1.57%(b)	1,191,533	1,191,533

TOTAL INVESTMENT COMPANIES (Cost $1,191,533)		1,191,533

Total Investments (Cost $67,004,818) — 100.0%		130,936,562
Liabilities in excess of other assets — 0.0%		(27,762)

NET ASSETS — 100.0%		$130,908,800

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2018.

ADR	American Depositary Receipt

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Boston Trust Midcap Fund
March 31, 2018 (Unaudited)

COMMON STOCKS (98.5%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (13.0%)
Dollar General Corp.	11,275	1,054,776
Expedia, Inc.	5,000	552,050
Hasbro, Inc.	6,125	516,338
Hyatt Hotels Corp., Class A	15,850	1,208,721
Omnicom Group, Inc.	10,900	792,103
O’Reilly Automotive, Inc. (a)	2,750	680,295
Polaris Industries, Inc.	5,125	586,915
Ross Stores, Inc.	14,125	1,101,467
Service Corp. International	20,000	754,800
Williams Sonoma, Inc.	11,625	613,335

		7,860,800

Consumer Staples (4.5%)
Brown-Forman Corp., Class B	11,037	600,413
Church & Dwight Co., Inc.	18,750	944,250
McCormick & Co., Inc.	4,125	438,859
The Hershey Co.	7,675	759,518

		2,743,040

Energy (3.8%)
Apache Corp.	21,850	840,788
Dril-Quip, Inc. (a)	12,300	551,040
Helmerich & Payne, Inc.	7,025	467,584
Technipfmc PLC	14,175	417,454

		2,276,866

Financials (17.2%)
American Financial Group, Inc.	6,250	701,375
Brown & Brown, Inc.	25,500	648,720
Commerce Bancshares, Inc.	14,900	892,659
Discover Financial Services	11,225	807,414
East West Bancorp, Inc.	9,700	606,638
Eaton Vance Corp.	11,425	636,030
FactSet Research Systems, Inc.	5,950	1,186,548
M&T Bank Corp.	4,900	903,364
Northern Trust Corp.	11,875	1,224,668
SEI Investments Co.	10,500	786,555
Signature Bank (a)	6,000	851,700
T. Rowe Price Group, Inc.	5,650	610,031
W. R. Berkley Corp.	8,295	603,047

		10,458,749

Health Care (12.3%)
Dentsply Sirona, Inc.	10,200	513,162
Henry Schein, Inc. (a)	8,575	576,326
Laboratory Corp. of America Holdings (a)	4,950	800,662
Mettler-Toledo International, Inc. (a)	850	488,776
PerkinElmer, Inc.	9,150	692,838
ResMed, Inc.	7,000	689,290
STERIS PLC	8,675	809,898
The Cooper Companies, Inc.	3,425	783,674
Varian Medical Systems, Inc. (a)	4,350	533,528
Waters Corp. (a)	4,950	983,317
Zimmer Biomet Holdings, Inc.	5,450	594,268

		7,465,739

Industrials (15.9%)
AMETEK, Inc.	12,775	970,517
Donaldson Co., Inc.	20,650	930,282
Expeditors International of Washington,
Inc.	6,800	430,440
Hubbell, Inc.	7,525	916,395
IDEX Corp.	4,200	598,542
Kansas City Southern	5,950	653,608
Lincoln Electric Holdings, Inc.	6,925	622,904
Nordson Corp.	7,800	1,063,451
Roper Technologies, Inc.	2,325	652,604
Sensata Technologies Holding PLC (a)	11,875	615,481
The Middleby Corp. (a)	5,600	693,224
Verisk Analytics, Inc. (a)	5,850	608,400
Wabtec Corp.	11,300	919,820

		9,675,668

Information Technology (14.5%)
Akamai Technologies, Inc. (a)	8,900	631,722
Amdocs Ltd.	11,375	758,940
Amphenol Corp., Class A	9,400	809,622
ANSYS, Inc. (a)	4,325	677,684
Aspen Technology, Inc. (a)	10,000	788,900
Check Point Software Technologies Ltd. (a)	5,950	591,073
Citrix Systems, Inc. (a)	6,425	596,240
F5 Networks, Inc. (a)	7,375	1,066,499
Fiserv, Inc. (a)	8,300	591,873
IPG Photonics Corp. (a)	3,675	857,672
Juniper Networks, Inc.	20,625	501,806
Paychex, Inc.	14,700	905,373

		8,777,404

Materials (7.0%)
AptarGroup, Inc.	10,400	934,232
Avery Dennison Corp.	9,000	956,250
Ball Corp.	14,350	569,839
International Flavors & Fragrances, Inc.	6,925	948,102
RPM International, Inc.	17,675	842,567

		4,250,990

Real Estate (5.5%)
Digital Realty Trust, Inc.	5,425	571,687
Host Hotels & Resorts, Inc.	31,050	578,772
Jones Lang LaSalle, Inc.	4,800	838,272
Lamar Advertising Co., Class A	9,100	579,306
Realty Income Corp.	14,850	768,190

		3,336,227

Utilities (4.8%)
American Water Works Co., Inc.	5,900	484,567
Consolidated Edison, Inc.	6,600	514,404
Edison International	9,600	611,136
Eversource Energy	13,700	807,204
ONE Gas, Inc.	7,925	523,209

		2,940,520

TOTAL COMMON STOCKS (Cost $37,966,572)		59,786,003

INVESTMENT COMPANIES (1.4%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 1.57%(b)	838,123	838,123

TOTAL INVESTMENT COMPANIES (Cost $838,123)		838,123

Total Investments (Cost $38,804,695) — 99.9%		60,624,126
Other assets in excess of liabilities — 0.1%		39,637

NET ASSETS — 100.0%		$60,663,763

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2018.

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Boston Trust SMID Cap Fund
March 31, 2018 (Unaudited)

COMMON STOCKS (99.1%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (12.2%)
Big Lots, Inc.	14,350	624,655
Brinker International, Inc.	11,950	431,395
Cheesecake Factory, Inc.	16,100	776,342
Choice Hotels International, Inc.	11,350	909,702
Dorman Products, Inc. (a)	10,200	675,341
Gentherm, Inc. (a)	7,450	252,928
Interpublic Group of Cos., Inc.	23,325	537,175
Nordstrom, Inc.	11,350	549,454
Polaris Industries, Inc.	4,400	503,888
Service Corp. International	27,675	1,044,455
Tenneco, Inc.	7,225	396,436
Texas Roadhouse, Inc.	11,500	664,470
Tiffany & Co.	5,875	573,753
Williams Sonoma, Inc.	10,275	542,109

		8,482,103

Consumer Staples (4.0%)
Church & Dwight Co., Inc.	22,100	1,112,956
Flowers Foods, Inc.	36,300	793,518
Lancaster Colony Corp.	3,850	474,089
Tootsie Roll Industries, Inc.	12,772	376,135

		2,756,698

Energy (3.7%)
Apache Corp.	15,000	577,200
Dril-Quip, Inc. (a)	12,900	577,920
Helmerich & Payne, Inc.	12,800	851,968
National Oilwell Varco, Inc.	14,700	541,107

		2,548,195

Financials (16.7%)
American Financial Group, Inc.	7,050	791,151
Bank of Hawaii Corp.	10,300	855,930
Brown & Brown, Inc.	28,500	725,040
Cohen & Steers, Inc.	12,725	517,399
Commerce Bancshares, Inc.	12,640	757,262
CVB Financial Corp.	21,800	493,552
East West Bancorp, Inc.	10,600	662,924
Eaton Vance Corp.	14,175	789,122
Everest Re Group Ltd.	2,500	642,050
FactSet Research Systems, Inc.	4,800	957,216
SEI Investments Co.	12,000	898,920
Signature Bank (a)	7,525	1,068,174
SVB Financial Group (a)	2,800	672,028
Texas Capital Bancshares, Inc. (a)	5,650	507,935
UMB Financial Corp.	8,900	644,271
W. R. Berkley Corp.	9,100	661,570

		11,644,544

Health Care (13.4%)
Chemed Corp.	2,800	764,008
Dentsply Sirona, Inc.	13,100	659,061
Henry Schein, Inc. (a)	7,400	497,354
Masimo Corp. (a)	8,050	707,998
MEDNAX, Inc. (a)	13,500	751,005
Mettler-Toledo International, Inc. (a)	1,050	603,782
PerkinElmer, Inc.	11,900	901,068
ResMed, Inc.	9,250	910,847
STERIS PLC	7,800	728,208
The Cooper Companies, Inc.	3,600	823,716
Varian Medical Systems, Inc. (a)	6,600	809,490
Waters Corp. (a)	6,100	1,211,765

		9,368,302

Industrials (16.6%)
Applied Industrial Technologies, Inc.	13,950	1,016,955
C.H. Robinson Worldwide, Inc.	7,725	723,910
Donaldson Co., Inc.	23,600	1,063,180
Expeditors International of Washington, Inc.	14,000	886,200
Franklin Electric Co., Inc.	8,875	361,656
Hubbell, Inc.	8,325	1,013,818
IDEX Corp.	4,825	687,611
Kansas City Southern	4,925	541,011
Lincoln Electric Holdings, Inc.	9,775	879,261
Nordson Corp.	8,350	1,138,439
Sensata Technologies Holding PLC (a)	14,550	754,127
The Middleby Corp. (a)	5,075	628,234
UniFirst Corp.	3,925	634,476
Valmont Industries, Inc.	3,925	574,228
Wabtec Corp.	9,150	744,810

		11,647,916

Information Technology (16.1%)
Akamai Technologies, Inc. (a)	12,850	912,093
Amdocs Ltd.	14,150	944,088
ANSYS, Inc. (a)	5,900	924,471
Aspen Technology, Inc. (a)	13,600	1,072,904
Coherent, Inc. (a)	2,400	449,760
F5 Networks, Inc. (a)	8,200	1,185,801
InterDigital, Inc.	5,625	414,000
IPG Photonics Corp. (a)	4,125	962,692
Jack Henry & Associates, Inc.	6,425	777,104
Juniper Networks, Inc.	27,500	669,075
NetApp, Inc.	14,150	872,914
NETGEAR, Inc. (a)	12,050	689,260
Tech Data Corp. (a)	7,650	651,245
Teradata Corp. (a)	17,800	706,126

		11,231,533

Materials (6.0%)
AptarGroup, Inc.	11,200	1,006,096
Avery Dennison Corp.	7,700	818,125
International Flavors & Fragrances, Inc.	6,500	889,915
RPM International, Inc.	20,400	972,468
Silgan Holdings, Inc.	19,025	529,846

		4,216,450

Real Estate (6.6%)
American Campus Communities, Inc.	7,925	306,064
Camden Property Trust	6,375	536,648
CoreSite Realty Corp.	9,200	922,391
CubeSmart	19,800	558,360
Jones Lang LaSalle, Inc.	5,100	890,664
Lamar Advertising Co., Class A	10,800	687,528
Ryman Hospitality Properties, Inc.	9,400	728,030

		4,629,685

Utilities (3.8%)
American States Water Co.	9,450	501,417
Atmos Energy Corp.	9,025	760,266
New Jersey Resources Corp.	15,350	615,535
ONE Gas, Inc.	12,050	795,541

		2,672,759

TOTAL COMMON STOCKS (Cost $63,225,377)		69,198,185

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Boston Trust SMID Cap Fund
March 31, 2018 (Unaudited)

INVESTMENT COMPANIES (0.7%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 1.57%(b)	470,342	470,342

TOTAL INVESTMENT COMPANIES (Cost $470,342)		470,342

Total Investments (Cost $63,695,719) — 99.8%		69,668,527
Other assets in excess of liabilities — 0.2%		115,816

NET ASSETS — 100.0%		$69,784,343

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2018.

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Boston Trust Small Cap Fund
March 31, 2018 (Unaudited)

COMMON STOCKS (99.4%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (11.7%)
Big Lots, Inc.	63,800	2,777,214
Brinker International, Inc.	48,300	1,743,630
Cheesecake Factory, Inc.	61,800	2,979,996
Choice Hotels International, Inc.	67,600	5,418,140
Dorman Products, Inc. (a)	51,375	3,401,539
Gentherm, Inc. (a)	42,900	1,456,455
ILG, Inc.	68,400	2,127,924
Monro Muffler Brake, Inc.	52,600	2,819,360
Tenneco, Inc.	54,400	2,984,928
Texas Roadhouse, Inc.	64,600	3,732,588
Williams Sonoma, Inc.	54,800	2,891,248

		32,333,022

Consumer Staples (4.0%)
Flowers Foods, Inc.	148,500	3,246,210
Lancaster Colony Corp.	21,400	2,635,196
Sanderson Farms, Inc.	11,600	1,380,632
The Boston Beer Co., Inc., Class A (a)	11,600	2,192,980
Tootsie Roll Industries, Inc.	50,912	1,499,358

		10,954,376

Energy (1.9%)
Dril-Quip, Inc. (a)	41,800	1,872,640
Forum Energy Technologies, Inc. (a)	116,600	1,282,600
Natural Gas Services Group, Inc. (a)	49,900	1,190,115
Oceaneering International, Inc.	49,300	914,022

		5,259,377

Financials (18.0%)
1st Source Corp.	52,800	2,672,736
Artisan Partners Asset Management, Inc., Class A	59,700	1,988,010
Bank of Hawaii Corp.	54,450	4,524,795
Bridge BanCorp, Inc.	40,400	1,355,420
Bryn Mawr Bank Corp.	20,000	879,000
Camden National Corp.	40,000	1,780,000
Cohen & Steers, Inc.	66,900	2,720,154
Commerce Bancshares, Inc.	58,925	3,530,197
CVB Financial Corp.	94,600	2,141,744
Eaton Vance Corp.	85,100	4,737,517
German American BanCorp	40,200	1,340,670
Horace Mann Educators Corp.	39,700	1,697,175
Independent Bank Corp.	29,100	2,082,105
Lakeland Financial Corp.	47,875	2,213,261
Morningstar, Inc.	42,950	4,102,584
Texas Capital Bancshares, Inc. (a)	28,500	2,562,150
Tompkins Financial Corp.	35,900	2,719,784
UMB Financial Corp.	43,500	3,148,965
Washington Federal, Inc.	73,000	2,525,800
Washington Trust BanCorp, Inc.	27,000	1,451,250

		50,173,317

Health Care (16.8%)
Anika Therapeutics, Inc. (a)	45,400	2,257,288
Atrion Corp.	3,000	1,893,900
Bio-Techne Corp.	27,450	4,146,048
Bruker Corp.	142,200	4,254,624
Charles River Laboratories International, Inc. (a)	27,200	2,903,328
Chemed Corp.	23,000	6,275,780
CorVel Corp. (a)	25,400	1,283,970
Ensign Group, Inc.	84,400	2,219,720
Globus Medical, Inc., Class A (a)	67,400	3,357,868
Haemonetics Corp. (a)	51,400	3,760,424
Hill-Rom Holdings, Inc.	43,000	3,741,000
Masimo Corp. (a)	46,000	4,045,700
MEDNAX, Inc. (a)	44,100	2,453,283
U.S. Physical Therapy, Inc.	50,700	4,121,910

		46,714,843

Industrials (16.8%)
Applied Industrial Technologies, Inc.	64,200	4,680,180
Donaldson Co., Inc.	110,800	4,991,540
Forward Air Corp.	39,000	2,061,540
Franklin Electric Co., Inc.	97,050	3,954,788
Herman Miller, Inc.	78,400	2,504,880
Hub Group, Inc., Class A (a)	89,000	3,724,650
Kadant, Inc.	29,000	2,740,500
Landstar System, Inc.	38,900	4,265,385
Lincoln Electric Holdings, Inc.	48,700	4,380,565
Tennant Co.	32,600	2,207,020
UniFirst Corp.	26,400	4,267,560
Valmont Industries, Inc.	26,300	3,847,690
Watts Water Technologies, Inc., Class A	36,000	2,797,200

		46,423,498

Information Technology (16.0%)
Aspen Technology, Inc. (a)	66,500	5,246,185
Coherent, Inc. (a)	19,500	3,654,300
ExlService Holdings, Inc. (a)	43,800	2,442,726
InterDigital, Inc.	46,800	3,444,480
Manhattan Associates, Inc. (a)	62,700	2,625,876
NETGEAR, Inc. (a)	63,900	3,655,080
NIC, Inc.	253,200	3,367,560
Plantronics, Inc.	61,400	3,706,718
Power Integrations, Inc.	40,000	2,734,000
Syntel, Inc. (a)	89,800	2,292,594
Tech Data Corp. (a)	44,900	3,822,337
Teradata Corp. (a)	111,600	4,427,172
WEX, Inc. (a)	18,600	2,913,132

		44,332,160

Materials (5.3%)
AptarGroup, Inc.	53,000	4,760,990
Bemis Co., Inc.	71,400	3,107,328
Minerals Technologies, Inc.	36,200	2,423,590
Quaker Chemical Corp.	13,900	2,059,007
Silgan Holdings, Inc.	84,300	2,347,755

		14,698,670

Real Estate (4.5%)
CoreSite Realty Corp.	40,400	4,050,504
CubeSmart	103,200	2,910,240
LaSalle Hotel Properties	49,400	1,433,094
Ryman Hospitality Properties, Inc.	50,800	3,934,460

		12,328,298

Utilities (4.4%)
American States Water Co.	34,800	1,846,488
Hawaiian Electric Industries, Inc.	75,000	2,578,500
New Jersey Resources Corp.	79,700	3,195,970
ONE Gas, Inc.	68,000	4,489,360

		12,110,318

TOTAL COMMON STOCKS (Cost $196,036,570)		275,327,879

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Boston Trust Small Cap Fund
March 31, 2018 (Unaudited)

INVESTMENT COMPANIES (0.5%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 1.57%(b)	1,403,861	1,403,861

TOTAL INVESTMENT COMPANIES (Cost $1,403,861)		1,403,861

Total Investments (Cost $197,440,431) — 99.9%		276,731,740
Other assets in excess of liabilities — 0.1%		176,145

NET ASSETS — 100.0%		$276,907,885

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2018.

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Walden Asset Management Fund
March 31, 2018 (Unaudited)

COMMON STOCKS (71.3%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (7.5%)
Advance Auto Parts, Inc.	2,500	296,375
Autoliv, Inc.	3,000	437,820
Booking Holdings, Inc. (a)	400	832,156
Charter Communications, Inc., Class A (a)	2,445	760,933
Comcast Corp., Class A	28,000	956,760
Dollar General Corp.	9,600	898,080
McDonald’s Corp.	2,000	312,760
NIKE, Inc., Class B	18,000	1,195,920
Omnicom Group, Inc.	15,000	1,090,050
Ross Stores, Inc.	14,000	1,091,720
Starbucks Corp.	16,000	926,240
The Home Depot, Inc.	2,000	356,480

		9,155,294

Consumer Staples (7.0%)
Church & Dwight Co., Inc.	12,000	604,320
Colgate-Palmolive Co.	15,000	1,075,200
Costco Wholesale Corp.	9,200	1,733,556
Estee Lauder Cos., Inc.	10,000	1,497,200
General Mills, Inc.	14,000	630,840
PepsiCo, Inc.	10,000	1,091,500
Procter & Gamble Co.	5,000	396,400
Reckitt Benckiser Group PLC, Sponsored ADR	40,000	673,200
The Hershey Co.	8,000	791,680

		8,493,896

Energy (2.1%)
Apache Corp.	2,000	76,960
ConocoPhillips	34,000	2,015,860
Dril-Quip, Inc. (a)	10,000	448,000

		2,540,820

Financials (14.0%)
American Express Co.	10,000	932,800
BB&T Corp.	24,000	1,248,960
Chubb Ltd.	6,000	820,620
Cincinnati Financial Corp.	15,000	1,113,900
Comerica, Inc.	9,000	863,370
Commerce Bancshares, Inc.	13,230	792,609
Discover Financial Services	13,000	935,090
JPMorgan Chase & Co.	20,000	2,199,400
Northern Trust Corp.	14,000	1,443,820
PNC Financial Services Group, Inc.	10,000	1,512,400
State Street Corp.	10,500	1,047,165
SunTrust Banks, Inc.	20,000	1,360,800
T. Rowe Price Group, Inc.	10,000	1,079,700
U.S. Bancorp	31,500	1,590,750

		16,941,384

Health Care (10.9%)
Becton, Dickinson & Co.	8,300	1,798,610
Danaher Corp.	10,000	979,100
Dentsply Sirona, Inc.	12,000	603,720
Henry Schein, Inc. (a)	13,000	873,730
Johnson & Johnson, Inc.	16,000	2,050,400
Medtronic PLC	13,000	1,042,860
Merck & Co., Inc.	15,600	849,732
Mettler-Toledo International, Inc. (a)	1,800	1,035,054
Stryker Corp.	8,000	1,287,360
UnitedHealth Group, Inc.	8,000	1,712,000
Waters Corp. (a)	5,000	993,250

		13,225,816

Industrials (9.4%)
3M Co.	8,000	1,756,160
Deere & Co.	6,500	1,009,580
Donaldson Co., Inc.	12,000	540,600
Emerson Electric Co.	15,100	1,031,330
Hubbell, Inc.	8,000	974,240
Illinois Tool Works, Inc.	9,500	1,488,270
Lincoln Electric Holdings, Inc.	9,000	809,550
Union Pacific Corp.	12,000	1,613,160
United Parcel Service, Inc., Class B	10,000	1,046,600
W.W. Grainger, Inc.	4,000	1,129,080

		11,398,570

Information Technology (16.2%)
Accenture PLC, Class A	12,500	1,918,750
Alphabet, Inc., Class A (a)	900	933,426
Alphabet, Inc., Class C (a)	2,400	2,476,296
Apple, Inc.	20,500	3,439,490
Automatic Data Processing, Inc.	13,800	1,566,024
Cisco Systems, Inc.	40,000	1,715,600
Cognizant Technology Solutions Corp., Class A	10,000	805,000
Microsoft Corp.	36,000	3,285,720
Oracle Corp.	38,000	1,738,500
Visa, Inc., Class A	15,000	1,794,300

		19,673,106

Materials (2.4%)
AptarGroup, Inc.	11,000	988,130
PPG Industries, Inc.	10,000	1,116,000
Praxair, Inc.	6,000	865,800

		2,969,930

Utilities (1.8%)
Consolidated Edison, Inc.	14,000	1,091,160
Eversource Energy	19,000	1,119,480

		2,210,640

TOTAL COMMON STOCKS (Cost $48,532,188)		86,609,456

CERTIFICATE OF DEPOSIT (0.1%)
	Shares or
	Principal
Security Description	Amount($)	Fair Value ($)

Certificate of Deposit (0.1%)
Self Help Federal Credit Union, 1.30%, 6/21/19 (b)	100,000	98,814

TOTAL CERTIFICATE OF DEPOSIT (Cost $100,000)		98,814

CORPORATE BONDS (3.2%)
	Shares or
	Principal
Security Description	Amount($)	Fair Value ($)

Consumer Discretionary (0.4%)
Leggett & Platt, Inc., 4.40%, 7/1/18	200,000	201,021
Starbucks Corp., 2.45%, 6/15/26, Callable 3/15/26 @ 100	350,000	326,844

		527,865

Consumer Staples (0.1%)
Campbell Soup Co., 4.50%, 2/15/19	150,000	152,112

Financials (0.7%)
American Express Co., 2.65%, 12/2/22	287,000	277,957
KFW, 1.88%, 11/30/20	250,000	245,807

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Walden Asset Management Fund
March 31, 2018 (Unaudited)

CORPORATE BONDS, CONTINUED
	Shares or
	Principal
Security Description	Amount($)	Fair Value ($)

Financials, continued
National Rural Utilities Cooperative
Finance Corp., 10.38%, 11/1/18	250,000	261,175
North American Development Bank, 4.38%, 2/11/20	100,000	103,051

		887,990

Health Care (0.4%)
Abbott Laboratories, 2.95%, 3/15/25,
Callable 12/15/24 @ 100	100,000	95,937
Kaiser Foundation Hospitals, 3.15%,
5/1/27, Callable 2/1/27 @ 100	250,000	242,257
Merck & Co., Inc., 3.88%, 1/15/21,
Callable 10/15/20 @ 100	150,000	154,367

		492,561

Industrials (0.3%)
Emerson Electric Co., 2.63%, 2/15/23,
Callable 11/15/22 @ 100	200,000	194,900
Hubbell, Inc., 3.35%, 3/1/26, Callable
12/1/25 @ 100	145,000	141,652
Hubbell, Inc., 3.63%, 11/15/22	75,000	76,345

		412,897

Information Technology (1.3%)
Apple, Inc., 2.85%, 5/6/21	350,000	350,366
Apple, Inc., 2.85%, 2/23/23, Callable
12/23/22 @ 100	150,000	148,869
Apple, Inc., 3.00%, 6/20/27, Callable
3/20/27 @ 100	200,000	193,031
Oracle Corp., 3.40%, 7/8/24, Callable
4/8/24 @ 100	300,000	300,276
Oracle Corp., 5.75%, 4/15/18	200,000	200,187
Visa, Inc., 3.15%, 12/14/25, Callable
9/14/25 @ 100	275,000	269,994

		1,462,723

TOTAL CORPORATE BONDS (Cost $3,980,227)		3,936,148

MUNICIPAL BONDS (0.4%)
	Shares or
	Principal
Security Description	Amount($)	Fair Value ($)

New York (0.2%):
New York State Environmental Facilities
Corp., Series C, 1.89%, 7/15/22	190,000	183,453

Wisconsin (0.2%):
Wisconsin State, Build America Bonds,
GO, 4.60%, 5/1/26, Callable 5/1/21 @ 100	250,000	262,722

TOTAL MUNICIPAL BONDS (Cost $440,926)		446,175

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (22.8%)
	Shares or
	Principal
Security Description	Amount($)	Fair Value ($)

Federal Farm Credit Bank
2.60%, 10/6/22	250,000	249,620
2.75%, 7/16/27	250,000	244,314
2.85%, 3/2/28	750,000	735,342
5.38%, 11/10/20	250,000	268,537

		1,497,813

Federal Home Loan Bank
1.88%, 11/29/21	1,000,000	978,266
2.13%, 3/10/23	1,000,000	974,154
2.50%, 3/11/22	200,000	199,110
2.88%, 6/14/24	1,000,000	1,004,808
2.88%, 9/13/24	1,000,000	1,006,766
3.25%, 6/9/23	850,000	874,103
5.25%, 8/15/22	1,000,000	1,107,758
5.50%, 7/15/36	700,000	934,592

		7,079,557

Federal Home Loan Mortgage Corp.
2.38%, 1/13/22	5,750,000	5,712,193

Federal National Mortgage Association
1.38%, 2/26/21	150,000	145,500
1.88%, 4/5/22	1,000,000	974,342
1.88%, 9/24/26	1,000,000	922,715
2.13%, 4/24/26	1,250,000	1,182,494
2.63%, 9/6/24	3,250,000	3,224,442

		6,449,493

Government National Mortgage Association
4.00%, 9/15/40	40,671	42,080
4.00%, 9/15/41	174,802	180,781
6.50%, 5/15/32	8,180	9,157

		232,018

Housing & Urban Development
2.70%, 8/1/22	491,000	486,368

U.S. Treasury Inflation Index Note
0.63%, 7/15/21	274,890	278,328
1.25%, 7/15/20	852,270	875,254

		1,153,582

U.S. Treasury Note
1.88%, 1/31/22	1,500,000	1,466,221
2.75%, 11/15/23	1,500,000	1,510,986
2.75%, 2/28/25	2,000,000	2,008,594

		4,985,801

TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT
AGENCY OBLIGATIONS (Cost $27,912,429)		27,596,825

INVESTMENT COMPANIES (2.0%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 1.57%(c)	2,367,597	2,367,597

TOTAL INVESTMENT COMPANIES (Cost $2,367,597)		2,367,597

Total Investments (Cost $83,333,367) — 99.8%		121,055,015
Other assets in excess of liabilities — 0.2%		245,203

NET ASSETS — 100.0%		$121,300,218

(a)	Non-income producing security.
(b)	These securities have been deemed illiquid and represent 0.08% of the Fund’s net assets.
(c)	Rate disclosed is the seven day yield as of March 31, 2018.

ADR	American Depositary Receipt
GO	General Obligation

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Walden Equity Fund
March 31, 2018 (Unaudited)

COMMON STOCKS (99.7%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (11.3%)
Advance Auto Parts, Inc.	7,000	829,850
Autoliv, Inc.	5,500	802,670
Booking Holdings, Inc. (a)	1,100	2,288,429
Charter Communications, Inc., Class A (a)	4,879	1,518,442
Comcast Corp., Class A	70,000	2,391,900
Dollar General Corp.	22,000	2,058,100
McDonald’s Corp.	11,500	1,798,370
NIKE, Inc., Class B	45,000	2,989,800
Omnicom Group, Inc.	30,000	2,180,100
Ross Stores, Inc.	41,000	3,197,180
Starbucks Corp.	34,000	1,968,260
The TJX Cos., Inc.	3,000	244,680

		22,267,781

Consumer Staples (9.3%)
Church & Dwight Co., Inc.	30,000	1,510,800
Colgate-Palmolive Co.	30,000	2,150,400
Costco Wholesale Corp.	20,000	3,768,600
Estee Lauder Cos., Inc.	25,000	3,743,000
General Mills, Inc.	27,000	1,216,620
PepsiCo, Inc.	26,000	2,837,900
Procter & Gamble Co.	5,000	396,400
Reckitt Benckiser Group PLC, Sponsored ADR	70,000	1,178,100
The Hershey Co.	16,000	1,583,360

		18,385,180

Energy (2.9%)
Apache Corp.	35,500	1,366,040
ConocoPhillips	70,000	4,150,300
Oceaneering International, Inc.	12,000	222,480

		5,738,820

Financials (19.0%)
American Express Co.	24,000	2,238,720
BB&T Corp.	55,000	2,862,200
Chubb Ltd.	15,000	2,051,550
Cincinnati Financial Corp.	18,000	1,336,680
Comerica, Inc.	23,000	2,206,390
Discover Financial Services	33,000	2,373,690
JPMorgan Chase & Co.	46,000	5,058,620
Northern Trust Corp.	27,000	2,784,510
PNC Financial Services Group, Inc.	28,500	4,310,340
State Street Corp.	28,000	2,792,440
SunTrust Banks, Inc.	45,000	3,061,800
T. Rowe Price Group, Inc.	21,500	2,321,355
U.S. Bancorp	80,000	4,040,000

		37,438,295

Health Care (15.0%)
Becton, Dickinson & Co.	17,000	3,683,900
Danaher Corp.	23,000	2,251,930
Dentsply Sirona, Inc.	22,000	1,106,820
Henry Schein, Inc. (a)	28,000	1,881,880
Johnson & Johnson, Inc.	35,000	4,485,250
Medtronic PLC	29,000	2,326,380
Merck & Co., Inc.	32,000	1,743,040
Mettler-Toledo International, Inc. (a)	4,500	2,587,635
Stryker Corp.	21,000	3,379,320
UnitedHealth Group, Inc.	18,000	3,852,000
Waters Corp. (a)	11,000	2,185,150

		29,483,305

Industrials (12.7%)
3M Co.	19,000	4,170,880
Deere & Co.	15,000	2,329,800
Donaldson Co., Inc.	35,000	1,576,750
Emerson Electric Co.	38,500	2,629,550
Hubbell, Inc.	22,000	2,679,160
Illinois Tool Works, Inc.	19,000	2,976,540
Union Pacific Corp.	32,000	4,301,760
United Parcel Service, Inc., Class B	23,000	2,407,180
W.W. Grainger, Inc.	7,000	1,975,890

		25,047,510

Information Technology (23.4%)
Accenture PLC, Class A	25,000	3,837,500
Alphabet, Inc., Class A (a)	2,800	2,903,992
Alphabet, Inc., Class C (a)	4,900	5,055,771
Apple, Inc.	48,500	8,137,330
Automatic Data Processing, Inc.	32,000	3,631,360
Cisco Systems, Inc.	75,000	3,216,750
International Business Machines Corp.	2,000	306,860
Microsoft Corp.	88,000	8,031,760
Oracle Corp.	90,000	4,117,500
TE Connectivity Ltd.	20,000	1,998,000
Visa, Inc., Class A	38,000	4,545,561

		45,782,384

Materials (3.7%)
AptarGroup, Inc.	26,000	2,335,580
PPG Industries, Inc.	25,000	2,790,000
Praxair, Inc.	15,000	2,164,500

		7,290,080

Utilities (2.4%)
Consolidated Edison, Inc.	31,000	2,416,140
Eversource Energy	40,000	2,356,800

		4,772,940

TOTAL COMMON STOCKS (Cost $105,984,565)		196,206,295

INVESTMENT COMPANIES (0.4%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 1.57%(b)	748,515	748,515

TOTAL INVESTMENT COMPANIES (Cost $748,515)		748,515

Total Investments (Cost $106,733,080) — 100.1%		196,954,810
Liabilities in excess of other assets — (0.1)%		(290,017)

NET ASSETS — 100.0%		$196,664,793

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2018.

ADR	American Depositary Receipt

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Walden Midcap Fund
March 31, 2018 (Unaudited)

COMMON STOCKS (99.4%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (11.9%)
Dollar General Corp.	8,000	748,400
Expedia, Inc.	3,800	419,558
Hasbro, Inc.	4,775	402,533
Hyatt Hotels Corp., Class A	11,975	913,214
Omnicom Group, Inc.	8,975	652,213
O’Reilly Automotive, Inc. (a)	2,000	494,760
Polaris Industries, Inc.	3,975	455,217
Ross Stores, Inc.	11,000	857,779
Williams Sonoma, Inc.	8,850	466,926

		5,410,600

Consumer Staples (5.0%)
Church & Dwight Co., Inc.	14,000	705,040
McCormick & Co., Inc.	3,600	383,004
The Clorox Co.	4,475	595,667
The Hershey Co.	6,150	608,604

		2,292,315

Energy (4.3%)
Apache Corp.	16,500	634,920
Dril-Quip, Inc. (a)	9,600	430,080
Helmerich & Payne, Inc.	8,800	585,728
Technipfmc PLC	10,750	316,588

		1,967,316

Financials (17.8%)
American Financial Group, Inc.	4,475	502,184
Brown & Brown, Inc.	18,000	457,920
Commerce Bancshares, Inc.	13,141	787,276
Discover Financial Services	8,600	618,598
East West Bancorp, Inc.	8,175	511,265
Eaton Vance Corp.	9,100	506,597
FactSet Research Systems, Inc.	4,475	892,404
M&T Bank Corp.	3,700	682,132
Northern Trust Corp.	9,050	933,326
SEI Investments Co.	8,450	632,990
Signature Bank (a)	4,550	645,873
T. Rowe Price Group, Inc.	4,400	475,068
W. R. Berkley Corp.	6,135	446,015

		8,091,648

Health Care (11.6%)
Dentsply Sirona, Inc.	7,725	388,645
Henry Schein, Inc. (a)	6,550	440,226
Mettler-Toledo International, Inc. (a)	650	373,770
PerkinElmer, Inc.	8,550	647,406
ResMed, Inc.	5,575	548,970
STERIS PLC	6,975	651,186
The Cooper Companies, Inc.	2,275	520,543
Varian Medical Systems, Inc. (a)	4,725	579,521
Waters Corp. (a)	3,475	690,308
Zimmer Biomet Holdings, Inc.	4,050	441,612

		5,282,187

Industrials (16.7%)
AMETEK, Inc.	10,500	797,684
Donaldson Co., Inc.	15,600	702,780
Dover Corp.	6,375	626,153
Expeditors International of Washington, Inc.	5,225	330,743
Hubbell, Inc.	5,975	727,636
IDEX Corp.	3,300	470,283
Lincoln Electric Holdings, Inc.	6,275	564,436
Nordson Corp.	5,575	760,095
Roper Technologies, Inc.	1,775	498,225
Sensata Technologies Holding PLC (a)	9,000	466,470
The Middleby Corp. (a)	4,275	529,202
Verisk Analytics, Inc. (a)	4,400	457,600
Wabtec Corp.	8,550	695,970

		7,627,277

Information Technology (14.7%)
Akamai Technologies, Inc. (a)	6,475	459,596
Amdocs Ltd.	9,975	665,532
ANSYS, Inc. (a)	3,500	548,415
Aspen Technology, Inc. (a)	7,900	623,230
Check Point Software Technologies Ltd. (a)	4,975	494,217
Citrix Systems, Inc. (a)	5,475	508,080
F5 Networks, Inc. (a)	5,575	806,201
Fiserv, Inc. (a)	6,000	427,860
IPG Photonics Corp. (a)	2,800	653,464
Juniper Networks, Inc.	15,825	385,022
Paychex, Inc.	10,975	675,950
TE Connectivity Ltd.	4,575	457,043

		6,704,610

Materials (7.0%)
AptarGroup, Inc.	7,475	671,479
Avery Dennison Corp.	7,050	749,063
Ball Corp.	11,000	436,810
International Flavors & Fragrances, Inc.	5,000	684,550
RPM International, Inc.	13,375	637,586

		3,179,488

Real Estate (5.7%)
Digital Realty Trust, Inc.	3,975	418,886
Host Hotels & Resorts, Inc.	23,275	433,846
Jones Lang LaSalle, Inc.	3,875	676,730
Lamar Advertising Co., Class A	7,500	477,450
Realty Income Corp.	11,275	583,255

		2,590,167

Utilities (4.7%)
American Water Works Co., Inc.	4,325	355,212
Consolidated Edison, Inc.	7,500	584,550
Eversource Energy	12,930	761,836
ONE Gas, Inc.	6,800	448,936

		2,150,534

TOTAL COMMON STOCKS (Cost $30,933,738)		45,296,142

INVESTMENT COMPANIES (0.3%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 1.57%(b)	155,323	155,323

TOTAL INVESTMENT COMPANIES (Cost $155,323)		155,323

Total Investments (Cost $31,089,061) — 99.7%		45,451,465
Other assets in excess of liabilities — 0.3%		115,195

NET ASSETS — 100.0%		$45,566,660

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2018.

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Walden SMID Cap Fund
March 31, 2018 (Unaudited)

COMMON STOCKS (99.0%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (11.1%)
Big Lots, Inc.	11,225	488,625
Brinker International, Inc.	8,625	311,363
Cheesecake Factory, Inc.	12,000	578,640
Choice Hotels International, Inc.	8,325	667,248
Dorman Products, Inc. (a)	7,875	521,403
Gentherm, Inc. (a)	8,850	300,458
Interpublic Group of Cos., Inc.	17,700	407,631
Nordstrom, Inc.	8,925	432,059
Polaris Industries, Inc.	3,200	366,464
Tenneco, Inc.	5,450	299,042
Texas Roadhouse, Inc.	8,250	476,685
Tiffany & Co.	4,300	419,938
Williams Sonoma, Inc.	7,050	371,958

		5,641,514

Consumer Staples (4.0%)
Church & Dwight Co., Inc.	16,025	807,019
Flowers Foods, Inc.	27,950	610,987
Lancaster Colony Corp.	2,900	357,106
Tootsie Roll Industries, Inc.	9,438	277,934

		2,053,046

Energy (3.1%)
Apache Corp.	11,275	433,862
Dril-Quip, Inc. (a)	8,225	368,480
Helmerich & Payne, Inc.	11,425	760,448

		1,562,790

Financials (17.0%)
American Financial Group, Inc.	5,325	597,571
Bank of Hawaii Corp.	7,250	602,475
Brown & Brown, Inc.	21,450	545,688
Cohen & Steers, Inc.	9,375	381,188
Commerce Bancshares, Inc.	9,437	565,371
CVB Financial Corp.	16,375	370,730
East West Bancorp, Inc.	7,950	497,193
Eaton Vance Corp.	10,725	597,061
Everest Re Group Ltd.	2,075	532,902
FactSet Research Systems, Inc.	3,500	697,970
SEI Investments Co.	8,675	649,844
Signature Bank (a)	5,275	748,785
SVB Financial Group (a)	2,075	498,021
Texas Capital Bancshares, Inc. (a)	4,100	368,590
UMB Financial Corp.	7,025	508,540
W. R. Berkley Corp.	6,900	501,630

		8,663,559

Health Care (13.7%)
Chemed Corp.	2,150	586,649
Dentsply Sirona, Inc.	9,875	496,811
Henry Schein, Inc. (a)	5,325	357,893
Masimo Corp. (a)	7,700	677,215
MEDNAX, Inc. (a)	10,000	556,300
Mettler-Toledo International, Inc. (a)	775	445,648
PerkinElmer, Inc.	8,675	656,871
ResMed, Inc.	6,975	686,828
STERIS PLC	5,950	555,492
The Cooper Companies, Inc.	2,650	606,347
Varian Medical Systems, Inc. (a)	4,400	539,660
Waters Corp. (a)	4,250	844,263

		7,009,977

Industrials (17.3%)
Applied Industrial Technologies, Inc.	10,400	758,160
C.H. Robinson Worldwide, Inc.	5,575	522,433
Donaldson Co., Inc.	20,425	920,145
Expeditors International of Washington, Inc.	12,350	781,755
Franklin Electric Co., Inc.	8,475	345,356
Hubbell, Inc.	5,900	718,502
IDEX Corp.	3,500	498,785
Lincoln Electric Holdings, Inc.	7,225	649,889
Nordson Corp.	5,825	794,181
Sensata Technologies Holding PLC (a)	11,275	584,383
The Middleby Corp. (a)	4,750	588,003
UniFirst Corp.	4,025	650,641
Valmont Industries, Inc.	3,050	446,215
Wabtec Corp.	6,575	535,205

		8,793,653

Information Technology (16.2%)
Akamai Technologies, Inc. (a)	9,375	665,438
Amdocs Ltd.	10,550	703,895
ANSYS, Inc. (a)	4,150	650,264
Aspen Technology, Inc. (a)	10,000	788,900
Coherent, Inc. (a)	1,825	342,005
F5 Networks, Inc. (a)	5,900	853,198
InterDigital, Inc.	4,650	342,240
IPG Photonics Corp. (a)	3,025	705,974
Jack Henry & Associates, Inc.	4,702	568,707
Juniper Networks, Inc.	20,050	487,817
NetApp, Inc.	10,650	656,999
NETGEAR, Inc. (a)	9,225	527,670
Tech Data Corp. (a)	5,450	463,959
Teradata Corp. (a)	12,875	510,751

		8,267,817

Materials (6.1%)
AptarGroup, Inc.	8,125	729,868
Avery Dennison Corp.	5,550	589,688
International Flavors & Fragrances, Inc.	4,625	633,209
RPM International, Inc.	15,250	726,967
Silgan Holdings, Inc.	15,050	419,143

		3,098,875

Real Estate (6.6%)
American Campus Communities, Inc.	5,750	222,065
Camden Property Trust	4,600	387,228
CoreSite Realty Corp.	6,850	686,781
CubeSmart	14,550	410,310
Jones Lang LaSalle, Inc.	3,700	646,168
Lamar Advertising Co., Class A	8,075	514,055
Ryman Hospitality Properties, Inc.	6,800	526,660

		3,393,267

Utilities (3.9%)
American States Water Co.	7,050	374,073
Atmos Energy Corp.	6,525	549,666
New Jersey Resources Corp.	11,375	456,138
ONE Gas, Inc.	9,500	627,190

		2,007,067

TOTAL COMMON STOCKS (Cost $38,667,196)		50,491,565

INVESTMENT COMPANIES (1.1%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 1.57%(b)	583,658	583,658

TOTAL INVESTMENT COMPANIES (Cost $583,658)		583,658

Total Investments (Cost $39,250,854) — 100.1%		51,075,223

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Walden SMID Cap Fund
March 31, 2018 (Unaudited)

INVESTMENT COMPANIES, CONTINUED
Security Description	Shares	Fair Value ($)

Liabilities in excess of other assets — (0.1)%		(39,640)

NET ASSETS — 100.0%		$51,035,583

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2018.

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Walden Small Cap Fund
March 31, 2018 (Unaudited)

COMMON STOCKS (99.5%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (11.9%)
Big Lots, Inc.	22,000	957,660
Brinker International, Inc.	17,100	617,310
Cheesecake Factory, Inc.	21,400	1,031,908
Choice Hotels International, Inc.	22,800	1,827,420
Dorman Products, Inc. (a)	17,400	1,152,054
Gentherm, Inc. (a)	14,400	488,880
ILG, Inc.	22,800	709,308
Monro Muffler Brake, Inc.	18,600	996,960
Tenneco, Inc.	19,000	1,042,530
Texas Roadhouse, Inc.	21,800	1,259,604
The Cato Corp., Class A	450	6,633
Williams Sonoma, Inc.	18,800	991,888

		11,082,155

Consumer Staples (3.8%)
Flowers Foods, Inc.	61,300	1,340,018
Lancaster Colony Corp.	10,900	1,342,226
Tootsie Roll Industries, Inc.	30,912	910,358

		3,592,602

Energy (1.9%)
Dril-Quip, Inc. (a)	14,500	649,600
Forum Energy Technologies, Inc. (a)	41,700	458,700
Natural Gas Services Group, Inc. (a)	15,100	360,135
Oceaneering International, Inc.	17,400	322,596

		1,791,031

Financials (17.9%)
1st Source Corp.	12,700	642,874
Artisan Partners Asset Management, Inc., Class A	21,300	709,290
Bank of Hawaii Corp.	18,400	1,529,040
Bridge BanCorp, Inc.	13,700	459,635
Bryn Mawr Bank Corp.	6,500	285,675
Camden National Corp.	13,200	587,400
Cohen & Steers, Inc.	22,700	922,982
Commerce Bancshares, Inc.	20,210	1,210,781
CVB Financial Corp.	31,900	722,216
Eaton Vance Corp.	28,600	1,592,162
German American BanCorp	13,900	463,565
Horace Mann Educators Corp.	14,400	615,600
Independent Bank Corp.	9,600	686,880
Lakeland Financial Corp.	16,300	753,549
Morningstar, Inc.	14,300	1,365,936
Texas Capital Bancshares, Inc. (a)	9,100	818,090
Tompkins Financial Corp.	11,800	893,968
UMB Financial Corp.	14,800	1,071,372
Washington Federal, Inc.	25,200	871,920
Washington Trust BanCorp, Inc.	9,200	494,500

		16,697,435

Health Care (16.0%)
Anika Therapeutics, Inc. (a)	15,900	790,548
Atrion Corp.	1,100	694,430
Bio-Techne Corp.	9,200	1,389,568
Bruker Corp.	49,900	1,493,008
Chemed Corp.	7,500	2,046,450
CorVel Corp. (a)	8,700	439,785
Ensign Group, Inc.	29,400	773,220
Globus Medical, Inc., Class A (a)	22,800	1,135,896
Haemonetics Corp. (a)	17,800	1,302,248
Hill-Rom Holdings, Inc.	14,600	1,270,200
Masimo Corp. (a)	15,900	1,398,405
MEDNAX, Inc. (a)	14,900	828,887
U.S. Physical Therapy, Inc.	17,200	1,398,360

		14,961,005

Industrials (16.9%)
Applied Industrial Technologies, Inc.	21,600	1,574,640
Donaldson Co., Inc.	37,400	1,684,870
Forward Air Corp.	12,800	676,608
Franklin Electric Co., Inc.	33,600	1,369,200
Herman Miller, Inc.	26,800	856,260
Hub Group, Inc., Class A (a)	30,600	1,280,610
Kadant, Inc.	9,900	935,550
Landstar System, Inc.	12,500	1,370,625
Lincoln Electric Holdings, Inc.	16,900	1,520,155
Tennant Co.	11,000	744,700
UniFirst Corp.	8,400	1,357,860
Valmont Industries, Inc.	10,100	1,477,630
Watts Water Technologies, Inc., Class A	12,300	955,710

		15,804,418

Information Technology (16.5%)
Aspen Technology, Inc. (a)	22,600	1,782,914
Coherent, Inc. (a)	6,440	1,206,856
ExlService Holdings, Inc. (a)	15,300	853,281
InterDigital, Inc.	16,000	1,177,600
Manhattan Associates, Inc. (a)	21,000	879,480
NETGEAR, Inc. (a)	22,000	1,258,400
NIC, Inc.	85,600	1,138,480
Plantronics, Inc.	20,700	1,249,659
Power Integrations, Inc.	19,000	1,298,650
Syntel, Inc. (a)	31,100	793,983
Tech Data Corp. (a)	15,400	1,311,002
Teradata Corp. (a)	38,800	1,539,196
WEX, Inc. (a)	6,000	939,720

		15,429,221

Materials (5.6%)
AptarGroup, Inc.	17,800	1,598,974
Bemis Co., Inc.	23,900	1,040,128
Minerals Technologies, Inc.	12,000	803,400
Quaker Chemical Corp.	4,700	696,211
Silgan Holdings, Inc.	40,600	1,130,710

		5,269,423

Real Estate (4.5%)
CoreSite Realty Corp.	13,300	1,333,458
CubeSmart	35,800	1,009,560
LaSalle Hotel Properties	17,100	496,071
Ryman Hospitality Properties, Inc.	17,200	1,332,140

		4,171,229

Utilities (4.5%)
American States Water Co.	11,800	626,108
Hawaiian Electric Industries, Inc.	25,500	876,690
New Jersey Resources Corp.	27,600	1,106,760
ONE Gas, Inc.	23,800	1,571,276

		4,180,834

TOTAL COMMON STOCKS (Cost $70,046,008)		92,979,353

INVESTMENT COMPANIES (0.5%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 1.57%(b)	421,363	421,363

TOTAL INVESTMENT COMPANIES (Cost $421,363)		421,363

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Walden Small Cap Fund
March 31, 2018 (Unaudited)

INVESTMENT COMPANIES, CONTINUED
Security Description	Shares	Fair Value ($)

Total Investments (Cost $70,467,371) — 100.0%		93,400,716
Other assets in excess of liabilities — 0.0%		37,361

NET ASSETS — 100.0%		$93,438,077

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2018.

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Walden International Equity Fund
March 31, 2018 (Unaudited)

COMMON STOCKS (98.4%)
Security Description	Shares	Fair Value ($)

Australia (5.7%)
Australia & New Zealand Banking Group Ltd.	11,096	228,864
Brambles Ltd.	34,113	261,430
Commonwealth Bank of Australia	6,482	359,926
CSL Ltd.	2,877	343,451
Origin Energy Ltd.(a)	50,479	337,237
Telstra Corp. Ltd.	97,283	234,570
Westpac Banking Corp.	14,352	315,419
Woodside Petroleum Ltd.	13,364	300,068

		2,380,965

Belgium (0.8%)
Colruyt SA	5,856	323,632

		323,632

Canada (8.1%)
Bank of Montreal	4,444	335,732
BCE, Inc.	5,842	251,421
Canadian National Railway Co.	4,673	341,569
Great-West Lifeco, Inc.	9,126	232,932
Intact Financial Corp.	3,270	245,745
Magna International, Inc.	4,266	240,323
Metro, Inc.	8,019	255,846
Royal Bank of Canada	6,484	500,922
The Bank of Nova Scotia	6,900	425,077
The Toronto-Dominion Bank	9,285	526,957

		3,356,524

Denmark (1.5%)
Novo Nordisk A/S	7,776	381,887
Novozymes A/S	4,918	253,625

		635,512

Finland (0.8%)
Kone OYJ	6,517	324,964

		324,964

France (8.8%)
Air Liquide SA	3,447	421,879
AXA SA	11,260	299,229
Danone SA	4,895	395,847
Dassault Systemes	3,315	450,260
Essilor International SA	2,119	285,728
Imerys SA	3,082	299,172
Legrand SA	3,700	289,968
L’Oreal SA	1,784	402,427
Publicis Groupe SA	4,098	285,263
Schneider Electric SE	3,001	263,397
Societe BIC SA	2,623	260,909

		3,654,079

Germany (8.8%)
Allianz SE	2,165	488,504
Beiersdorf AG	2,649	299,899
Deutsche Boerse AG	3,056	415,833
Fresenius SE & Co. KGaA	3,104	236,998
Fuchs Petrolub SE	4,952	268,677
Hannover Rueck SE	1,789	244,092
Henkel AG & Co. KGaA	2,115	266,193
Hugo Boss AG	2,890	251,592
Linde AG	1,202	253,026
Merck KGaA	2,231	213,820
Muenchener Rueckversicherungs-Gesellschaft AG	1,010	234,666
SAP AG	4,429	463,001

		3,636,301

Hong Kong (3.1%)
Hang Lung Properties Ltd.	132,400	308,397
Hang Seng Bank Ltd.	14,820	342,934
Hysan Development Co. Ltd.	62,000	327,859
MTR Corp. Ltd.	54,900	295,210

		1,274,400

Ireland (1.6%)
Experian PLC	15,812	341,034
Kerry Group PLC	3,100	313,314

		654,348

Israel (0.6%)
Nice Systems Ltd.(a)	2,738	254,391

		254,391

Italy (2.4%)
Luxottica Group SpA	5,132	318,852
Snam SpA	78,869	362,223
Terna Rete Elettrica Nazionale SpA	50,472	294,892

		975,967

Japan (21.8%)
Astellas Pharma, Inc.	18,850	286,320
Benesse Holdings, Inc.	7,560	271,447
Canon, Inc.	10,775	389,922
Central Japan Railway Co.	1,415	267,465
Chugai Pharmaceutical Co. Ltd.	5,300	265,523
Daiwa House Industry Co. Ltd.	9,890	375,557
East Japan Railway Co.	2,725	252,855
Fast Retailing Co. Ltd.	805	317,339
JSR Corp.	13,200	293,182
KDDI Corp.	9,600	244,128
Kurita Water Industries Ltd.	8,200	260,899
Mitsubishi Estate Co. Ltd.	18,800	309,240
Nippon Telegraph & Telephone Corp.	7,632	351,650
Nitto Denko Corp.	3,400	252,851
Nomura Research Institute Ltd.	6,688	311,486
NTT DOCOMO, Inc.	14,310	361,752
Oracle Corporation Japan	3,700	302,218
Oriental Land Co. Ltd.	4,225	428,497
Secom Co. Ltd.	3,835	282,245
Sumitomo Mitsui Financial Group, Inc.	9,150	382,806
Terumo Corp.	6,800	350,258
The Chiba Bank Ltd.	40,245	324,184
The Hachijuni Bank Ltd.	54,240	291,618
The Shizuoka Bank Ltd.	33,180	314,990
Tokio Marine Holdings, Inc.	5,950	266,936
Tokyo Gas Co. Ltd.	12,200	323,147
Toyota Motor Corp.	6,440	414,160
Yahoo Japan Corp.	61,835	287,118
Yamato Holdings Co. Ltd.	13,075	325,615

		9,105,408

Luxembourg (0.8%)
Tenaris SA	19,307	331,360

		331,360

Netherlands (4.6%)
Akzo Nobel NV	4,164	393,137
Core Laboratories NV	3,056	330,720
Koninklijke Ahold Delhaize NV	18,813	445,368
Koninklijke Vopak NV	8,095	396,877
Wolters Kluwer NV	6,754	358,885

		1,924,987

Norway (0.7%)
Statoil ASA	12,949	305,138

		305,138

Singapore (1.2%)
ComfortDelGro Corp. Ltd.	174,950	273,610

See Notes to Schedules of Portfolio Investments

Schedule of Portfolio Investments	Walden International Equity Fund
March 31, 2018 (Unaudited)

COMMON STOCKS, CONTINUED
Security Description	Shares	Fair Value ($)

Singapore, continued
Singapore Exchange Ltd.	41,400	232,772

		506,382

Spain (3.1%)
Banco Bilbao Vizcaya Argentaria SA	50,988	403,295
Enagas SA	11,341	310,171
Gas Natural SDG SA	12,002	286,314
Inditex SA	8,595	268,908

		1,268,688

Sweden (2.4%)
Atlas Copco AB	6,310	273,053
Hennes & Mauritz AB	9,986	149,760
Nordea Bank AB	29,675	316,766
Svenska Handelsbanken AB	20,076	250,619

		990,198

Switzerland (7.3%)
ABB Ltd.	16,542	393,255
Cie Financiere Richemont SA	3,329	298,729
Givaudan SA	118	268,670
Nestle SA	7,548	597,237
Novartis AG	3,284	265,483
Roche Holding AG	2,473	566,951
SGS SA	134	329,216
Sonova Holding AG-REG	1,830	290,671

		3,010,212

United Kingdom (14.3%)
Admiral Group PLC	9,911	256,374
Burberry Group PLC	12,989	309,028
Compass Group PLC	17,226	351,716
Croda International PLC	5,711	365,960
Investec PLC	34,827	268,509
ITV PLC	114,566	231,668
Johnson Matthey PLC	8,313	354,742
London Stock Exchange Group PLC	6,576	380,617
Marks & Spencer Group PLC	56,865	215,539
National Grid PLC	35,861	403,553
Next PLC	3,982	265,835
Reckitt Benckiser Group PLC	5,118	433,213
RELX PLC	14,529	298,586
Sage Group PLC	27,645	247,884
Schroders PLC	6,790	304,038
Smith & Nephew PLC	13,802	257,701
Smiths Group PLC	12,557	266,602
Unilever PLC	8,526	473,089
WPP PLC	14,697	233,487

		5,918,141

TOTAL COMMON STOCKS (Cost $37,714,615)		40,831,597

INVESTMENT COMPANIES (0.3%)
Security Description	Shares	Fair Value ($)

JPMorgan U.S. Government Money
Market Fund, Capital Shares, 1.57%(b)	141,449	141,449

TOTAL INVESTMENT COMPANIES (Cost $141,449)		141,449

Total Investments (Cost $37,856,064) — 98.7%		40,973,046
Other assets in excess of liabilities — 1.3%		527,424

NET ASSETS — 100.0%		$41,500,470

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of March 31, 2018.

The Fund invested, as a percentage of net assets at value, in the following industries as of March 31, 2018:

Percentage of Total
Industry	Net Assets

Financials	22.3%
Industrials	14.2%
Consumer Discretionary	11.8%
Consumer Staples	10.1%
Health Care	9.0%
Materials	8.2%
Information Technology	6.5%
Energy	6.4%
Telecommunication Services	3.5%
Real Estate	3.2%
Utilities	3.2%
Investment Companies	0.3%
Other net assets	1.3%

Total	100.0%

See Notes to Schedules of Portfolio Investments

THE BOSTON TRUST & WALDEN FUNDS
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2018 (Unaudited)

1. Security Valuation:
The Boston Trust & Walden Funds (the “Funds”) record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

The value of each equity security, including common stocks, is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price. The prices for foreign securities are reported in local currency and converted to U.S dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by a recognized independent pricing service.

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are provided by an independent pricing service, the use of which has been approved by the Funds’ Board of Trustees (the “Board”). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less may be valued at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a constant (straight-line) basis to the maturity of the security.

The Funds may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. If market prices are not readily available or, in the opinion of Boston Trust Investment Management, Inc. (the “Adviser”), market prices do not reflect fair value, or if an event occurs after the close of trading on the exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser will value the Funds’ assets at their fair value according to policies approved by the Board. The Adviser believes that foreign security values may be affected by volatility that occurs in global markets on a trading day after the close of any given foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign security prices may be “fair valued” by an independent pricing service through the use of factors which take such volatility into account.

Investments in investment companies and money market funds are valued at net asset value per share.

Fair Value Measurements:
The valuation techniques employed by the Funds, as described above in Security Valuation, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation techniques described above in Security Valuation, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities). Debt securities, including those with a remaining maturity of 60 days or less, are generally categorized as Level 2 securities in the fair value hierarchy. Open-ended investment companies and money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Adviser under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

THE BOSTON TRUST & WALDEN FUNDS
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2018 (Unaudited)

The following is a summary of the valuation inputs used as of March 31, 2018 in valuing the Funds’ investments based on the three levels defined above:

Fund Name	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Investments in Securities

Asset Management Fund
Common Stocks[1]	$370,539,843	$—	$370,539,843
Corporate Bonds[1]	—	14,479,853	14,479,853
Municipal Bonds[2]	—	5,129,658	5,129,658
U.S. Government & U.S. Government Agency Obligations	—	80,291,647	80,291,647
Investment Companies	9,499,576	—	9,499,576

Total	380,039,419	99,901,158	479,940,577

Equity Fund
Common Stocks[1]	129,745,029	—	129,745,029
Investment Companies	1,191,533	—	1,191,533

Total	130,936,562	—	130,936,562

Midcap Fund
Common Stocks[1]	59,786,003	—	59,786,003
Investment Companies	838,123	—	838,123

Total	60,624,126	—	60,624,126

SMID Cap Fund
Common Stocks[1]	69,198,185	—	69,198,185
Investment Companies	470,342	—	470,342

Total	69,668,527	—	69,668,527

Small Cap Fund
Common Stocks[1]	275,327,879	—	275,327,879
Investment Companies	1,403,861	—	1,403,861

Total	276,731,740	—	276,731,740

Walden Asset Management Fund
Common Stocks[1]	86,609,456	—	86,609,456
Corporate Bonds[1]	—	3,936,148	3,936,148
Municipal Bonds[2]	—	446,175	446,175
U.S. Government & U.S. Government Agency Obligations	—	27,596,825	27,596,825
Investment Companies	2,367,597	—	2,367,597
Certificate of Deposit	—	98,814	98,814

Total	88,977,053	32,077,962	121,055,015

Walden Equity Fund
Common Stocks[1]	196,206,295	—	196,206,295
Investment Companies	748,515	—	748,515

Total	196,954,810	—	196,954,810

Walden Midcap Fund
Common Stocks[1]	45,296,142	—	45,296,142
Investment Companies	155,323	—	155,323

Total	45,451,465	—	45,451,465

Walden SMID Cap Fund
Common Stocks[1]	50,491,565	—	50,491,565
Investment Companies	583,658	—	583,658

Total	51,075,223	—	51,075,223

Walden Small Cap Fund
Common Stocks[1]	92,979,353	—	92,979,353
Investment Companies	421,363	—	421,363

Total	93,400,716	—	93,400,716

Walden International Equity Fund
Common Stocks[3]	40,831,597	—	40,831,597

Investment Companies	141,449	—	141,449

Total	40,973,046	—	40,973,046

THE BOSTON TRUST & WALDEN FUNDS
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2018 (Unaudited)

1	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.
2	For detailed State classifications, see the accompanying Schedules of Portfolio Investments.
3	For detailed Country classifications, see the accompanying Schedules of Portfolio Investments.

The Funds recognize transfers, if any, between fair value hierarchy levels at the reporting period end. There were transfers between level 2 to level 1 as of March 31, 2018, from the valuation input levels used on December 31, 2017. The Funds did not hold any Level 3 securities as of the period ended March 31, 2018.

Transfers
from
Level 2 to
Level 1 ($)
Walden International Equity Fund
Common Stocks	37,144,353

New Accounting Pronouncements:
 In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2017-08 “Premium Amortization on Purchased Callable Debt Securities” (“ASU 2017-08”), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of ASU 2017-08 and its impact on the financial statements and related disclosures has not yet been determined.

3. Subsequent Events:
Management has evaluated events and transactions through the date the schedules of investments were issued, for purpose of recognition or disclosure in these Schedules of Investments and there are no subsequent events to report.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Boston Trust & Walden Funds

By (Signature and Title)* /s/Lucia Santini
Lucia Santini, President

Date May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Lucia Santini
Lucia Santini, President

Date May 21, 2018

By (Signature and Title)* /s/ Jennifer Ellis
Jennifer Ellis, Treasurer

Date May 21, 2018